REVENUES - Narrative (Details) Rp in Billions	12 Months Ended
Dec. 31, 2024 IDR (Rp)
Minimum
Revenues
Non-cancelable lease term	1 year
Maximum
Revenues
Non-cancelable lease term	28 years
No later than a year
Revenues
Unsatisfied performance obligations	Rp 8,279
More than one year
Revenues
Unsatisfied performance obligations	Rp 3,498